Supplement dated February 8, 2019
to the Prospectuses, each as supplemented, of the following fund:
Fund	Prospectuses Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - High Yield Bond Fund	5/1/2018
Effective immediately, the portfolio manager information under the caption “Fund Management” in the "Summary of the Fund" or “Summary of Columbia VP – High Yield Bond Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian Lavin, CFA	Senior Portfolio Manager and Head of U.S. High Yield, Co-Head Global High Yield	Lead Portfolio Manager	2010
Daniel J. DeYoung	Portfolio Manager	Portfolio Manager	February 2019
The rest of the section remains the same.
Effective immediately, the portfolio manager information under the caption “Primary Service Providers - Portfolio Manager” in the “More Information About the Fund” section or under the caption “Portfolio Management - Portfolio Manager” in the “More Information About Columbia VP - High Yield Bond Fund” section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian Lavin, CFA	Senior Portfolio Manager and Head of U.S. High Yield, Co-Head Global High Yield	Lead Portfolio Manager	2010
Daniel J. DeYoung	Portfolio Manager	Portfolio Manager	February 2019
Mr. Lavin joined the Investment Manager in 1994. Mr. Lavin began his investment career in 1986 and earned an M.B.A. from the University of Wisconsin – Milwaukee.
Mr. DeYoung joined the Investment Manager in 2013. Mr. DeYoung began his investment career in 2005 and earned a B.S. from the University of Minnesota Carlson School of Management.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6670-2 A (2/19)

Supplement dated February 8, 2019
to the Prospectuses, as supplemented, if applicable, of the following fund:
Fund	Prospectuses Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Income Opportunities Fund	5/1/2018
Effective immediately, the portfolio manager information under the caption “Fund Management” in the “Summary of the Fund” or “Summary of Columbia VP - Income Opportunities Fund” section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian Lavin, CFA	Senior Portfolio Manager and Head of U.S. High Yield, Co-Head Global High Yield	Lead Portfolio Manager	2004
Daniel J. DeYoung	Portfolio Manager	Portfolio Manager	February 2019
The rest of the section remains the same.
Effective immediately, the portfolio manager information under the caption “Primary Service Providers - Portfolio Manager” in the “More Information About the Fund” section or under the caption “Portfolio Management - Portfolio Manager” in the “More Information About Columbia VP - Income Opportunities Fund” section is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian Lavin, CFA	Senior Portfolio Manager and Head of U.S. High Yield, Co-Head Global High Yield	Lead Portfolio Manager	2004
Daniel J. DeYoung	Portfolio Manager	Portfolio Manager	February 2019
Mr. Lavin joined the Investment Manager in 1994. Mr. Lavin began his investment career in 1986 and earned an M.B.A. from the University of Wisconsin – Milwaukee.
Mr. DeYoung joined the Investment Manager in 2013. Mr. DeYoung began his investment career in 2005 and earned a B.S. from the University of Minnesota Carlson School of Management.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6544-2 A (2/19)

Supplement dated February 8, 2019
to the Prospectuses, as supplemented, if applicable, of the following fund:
Fund	Prospectuses Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - U.S. Government Mortgage Fund	5/1/2018
Effective immediately, the portfolio manager information under the caption “Fund Management” in the “Summary of the Fund” or “Summary of Columbia VP - U.S. Government Mortgage Fund” section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jason Callan	Senior Portfolio Manager and Head of Structured Assets	Co-Portfolio Manager	2012
Tom Heuer, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2012
Ryan Osborn, CFA	Senior Portfolio Manager	Co-Portfolio Manager	February 2019
The rest of the section remains the same.
Effective immediately, the portfolio manager information under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund” section or under the caption “Portfolio Management - Portfolio Managers” in the “More Information About Columbia VP - U.S. Government Mortgage Fund” section is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio manager primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio manager, including information relating to compensation, other accounts managed by the portfolio manager, and ownership by the portfolio manager of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jason Callan	Senior Portfolio Manager and Head of Structured Assets	Co-Portfolio Manager	2012
Tom Heuer, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2012
Ryan Osborn, CFA	Senior Portfolio Manager	Co-Portfolio Manager	February 2019
Mr. Callan joined the Investment Manager in 2007. Mr. Callan began his investment career in 2004 and earned a B.S. from the University of Minnesota and an M.B.A. from the University of Minnesota Carlson School of Management.
Mr. Heuer joined the Investment Manager in 1993. Mr. Heuer began his investment career in 1993 and earned a B.A. from the University of Wisconsin and an M.B.A. from the University of Minnesota.
Mr. Osborn joined the Investment Manager in 2004. Mr. Osborn began his investment career in 2004 and earned a B.B.A. from the University of Wisconsin - Madison.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6489-3 A (2/19)